COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Billions		1 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($)	Nov. 30, 2021	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Other Commitments
Purchase commitment			$ 239	$ 224	$ 236
Purchase commitment percentage			1
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites			$ 30	$ 24
Damages sought	$ 15
Capital expenditures | Minimum
Other Commitments
Purchase commitment, period			8 years
Capital expenditures | Maximum
Other Commitments
Purchase commitment, period			15 years
Canadian Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment			$ 1,500
U.S. Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment			100
Mexico Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment			100
Liquids Pipelines | Northern Courier
Guarantees [Abstract]
Ownership interest sold		15.00%
Liquids Pipelines | Capital expenditures
Other Commitments
Purchase commitment			100
Power and Storage | Capital expenditures
Other Commitments
Purchase commitment			$ 100